CASH EQUIVALENTS AND SHORT TERM INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

4. CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The Company’s cash equivalents and short-term investments are invested in the following (in thousands):

March 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds	$413,089	$—	$—	$413,089
Total cash equivalents	413,089	—	—	413,089
U.S Treasury securities	5,000	—	—	5,000
Commercial paper	89,835	—	—	89,835
Corporate bonds	61,020	13	(21)	61,012
Total short-term investments	155,855	13	(21)	155,847
Total cash equivalents and short-term investments	$568,944	$13	$(21)	$568,936

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$75,374	$—	$—	$75,374
Money market funds	407,512	—	—	407,512
Total cash equivalents	482,886	—	—	482,886
U.S. Treasury securities	19,995	2	—	19,997
Commercial paper	43,911	—	—	43,911
Corporate bonds	47,970	—	(11)	47,959
Total short-term investments	111,876	2	(11)	111,867
Total cash equivalents and short-term investments	$594,762	$2	$(11)	$594,753

4. CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The Company’s cash equivalents and short-term investments are invested in the following (in thousands):

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$75,374	$—	$—	$75,374
Money market funds	407,512	—	—	407,512
Total cash equivalents	482,886	—	—	482,886
U.S Treasury securities	19,995	2	—	19,997
Commercial paper	43,911	—	—	43,911
Corporate bonds	47,970	—	(11)	47,959
Total short-term investments	111,876	2	(11)	111,867
Total cash equivalents and short-term investments	$594,762	$2	$(11)	$594,753

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Repurchase agreements	$25,001	$—	$—	$25,001
Money market funds	40,454	—	—	40,454
Total cash equivalents	65,455	—	—	65,455
Asset‑backed securities	16,786	20	—	16,806
Commercial paper	19,938	—	—	19,938
Corporate bonds	47,955	55	—	48,010
Total short-term investments	84,679	75	—	84,754
Total cash equivalents and short-term investments	$150,134	$75	$—	$150,209